Equity Based Compensation Plans, Restricted stock activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001
Nonvested stock [Roll forward]
Unvested, beginning balance (in shares)				44,877,000	37,727,000	30,304,000
Granted (in shares)				1,540,000	14,415,000	18,954,000
Vested (in shares)				(9,532,000)	(6,126,000)	(5,647,000)
Forfeited and canceled (in shares)				(1,666,000)	(1,139,000)	(5,884,000)
Unvested, ending balance (in shares)	35,219,000	37,727,000		35,219,000	44,877,000	37,727,000
Additional disclosures [Abstract]
Weighted-average grant price, unvested, beginning balance (in dollars per share)				$ 102.46	$ 99.43	$ 119.31
Weighted-average grant price, granted (in dollars per share)				$ 134.44	$ 109.62	$ 75.77
Weighted-average grant price, vested (in dollars per share)				$ 104.71	$ 102.27	$ 108.49
Weighted-average grant price, forfeited and canceled (in dollars per share)				$ 94.35	$ 93.92	$ 116.89
Weighted-average grant price, unvested, ending balance (in dollars per share)	$ 98.57	$ 99.43		$ 98.57	$ 102.46	$ 99.43
Total outstanding incentive units [Abstract]
Weighted-average remaining contractual life, beginning balance (in years)				10 years	10 years	10 years
Weighted-average remaining contractual life, ending balance (in years)				10 years	10 years	10 years
Series Z Incentive Units [Member]
Nonvested stock [Roll forward]
Unvested, beginning balance (in shares)				171,902	105,881	143,604
Granted (in shares)				46,500,000	108,000,000		200,000
Vested (in shares)				(44,520)	(37,629)	(37,723)
Forfeited and canceled (in shares)				(3,863)	(4,350)
Unvested, ending balance (in shares)	170,019	105,881	143,604	170,019	171,902	105,881
Additional disclosures [Abstract]
Weighted-average grant price, unvested, beginning balance (in dollars per share)				$ 54.15	$ 39.36	$ 39.36
Weighted-average grant price, unvested, ending balance (in dollars per share)	$ 58.17	$ 39.36	$ 39.36	$ 58.17	$ 54.15	$ 39.36
Incentive units vested [Roll Forward]
Vested, beginning balance (in shares)				326,280	288,651	250,928
Vested, units granted (in shares)				0
Vested, units vested (in shares)				44,520	37,629	37,723
Vested, units converted (in shares)				(191,718)
Vested, ending balance (in shares)	179,082	288,651	250,928	179,082	326,280	288,651
Aggregate intrinsic value, unvested, beginning balance				$ 19,463	$ 8,751	$ 10,878
Aggregate intrinsic value, unvested, ending balance	$ 23,719	$ 8,751	$ 10,878	$ 23,719	$ 19,463	$ 8,751
Total outstanding incentive units [Abstract]
Total outstanding units, beginning balance (in shares)				498,182	394,532	394,532
Total outstanding units, granted (in shares)				46,500	108,000
Total outstanding units, vested (in shares)				0	0	0
Total outstanding units, cancelled (in shares)				(3,863)	(4,350)
Total outstanding units, converted (in shares)				(191,718)
Total outstanding units, ending balance (in shares)	349,101	394,532	394,532	349,101	498,182	394,532
Weighted-average remaining contractual life, beginning balance (in years)	12 years 3 months 18 days	8 years 2 months 12 days	9 years 2 months 12 days
Weighted-average remaining contractual life, ending balance (in years)	12 years 3 months 18 days	8 years 2 months 12 days	9 years 2 months 12 days